Leases - Schedule of Maturities of Lease Liabilities (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Schedule of Maturities of Lease Liabilities [Abstract]
Remainder of 2026	$ 57,731
Total lease payments	57,731
Less: imputed interest	(298)
Present value of lease liabilities	$ 57,433	$ 72,645